Financial (Expenses) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Other Income and Expenses [Abstract]
Interest income	$ 12	$ 39	$ 90
Gain (loss) on foreign currency transactions, net	(10)	4	(22)
Other expenses	(6)	(5)	(8)
Total	$ (4)	$ 38	$ 60